Leases and Commitments - Balance sheet information related to leases (Details) - USD ($)	Jun. 30, 2023	Apr. 28, 2023	Dec. 31, 2022
Balance sheet information related to leases
Operating lease right-of-use assets	$ 205,976	$ 82,000	$ 315,765
Operating lease liabilities
Short-term operating lease liabilities	139,056		177,795
Long-term operating lease liabilities	41,978		102,407
Total operating lease liabilities	$ 181,034	$ 83,000	$ 280,202